Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (89,931)	$ 454,590
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by (Used in) Operating Activities:
Accounts receivable	59,228	(74,383)
Accounts receivable - related party	14,637	(14,769)
Other receivables		632
Inventories	(6,090)	(2,445)
Advances to suppliers	304,971	(636,349)
Accounts payable	4,893
Advance from customers	(133,011)	(249,489)
Payroll payable	4,984	1,053
Taxes payable	(13,484)	18,719
Other payables	(20,136)	(10,236)
Net Cash Provided by (Used in) Operating Activities	126,061	(512,677)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties	70,590	644,366
Repayments to related parties	(281,581)
Net Cash Provided by (Used in) Financing Activities	(210,991)	644,366
CASH FLOWS FROM INVESTING ACTIVITIES:
Net Cash Provided by Investing Activities
Effect Of Exchange Rate Changes On Cash	1,315	(1,268)
Net Increase (Decrease) in Cash	(83,615)	130,421
Cash, beginning of year	133,479	3,058
Cash, end of year	49,864	133,479
Supplemental Disclosure Of Cash Flow Information:
Interest	(49)	89
Income taxes
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Issuance of new shares		$ 107,200